Loans and Allowance for Loan Losses - Summary of Outstanding and Carrying Amounts of PCI Loans (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Financing Receivable, Impaired [Line Items]
Financing receivable, purchased with credit deterioration, amount at purchase price	$ 58,204
Outstanding balance
Financing Receivable, Impaired [Line Items]
Financing receivable, purchased with credit deterioration, amount at purchase price	78,074
Carrying amount
Financing Receivable, Impaired [Line Items]
Financing receivable, purchased with credit deterioration, amount at purchase price	$ 69,639